Related party disclosures	12 Months Ended
Dec. 31, 2011
Related party disclosures
20.	Related party disclosures

Elster Group has business relationships with subsidiaries outside the scope of consolidation and other associates that are deemed related parties.

Elster Group generated revenues with related parties of $30,659 in 2011, $24,970 in 2010 and $26,681 in 2009 as follows:

	2011	2010	2009

Revenues from equity method investments	$25,725	$19,955	$21,226
Revenues from unconsolidated subsidiaries	4,934	5,015	5,455
	$30,659	$24,970	$26,681

As of December 31, 2011 and 2010, the Company had receivables due from related parties of $5,900 and $14,197 and payables due to related parties of $3,619 and $4,794.

In 2007 Elster Group entered into agreements with the Chairman of the Administrative Board and Minit Operational Board Ltd. (Minit), a company the Chairman controls, to lease office space in London and provide various office services. These agreements were terminated in the second quarter of 2010. Expenses incurred for the agreements were $133 in 2010 and $1,081 in 2009.

In 2006, Elster entered into a loan agreement with Rembrandt, to fund the legal and administrative expenses Rembrandt incurs as a holding company. The loan was repaid in the fourth quarter of 2010.